ORGANIZATION AND NATURE OF THE BUSINESS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 25, 2026	Feb. 10, 2026	Sep. 30, 2025	Aug. 14, 2025	Aug. 06, 2025	Aug. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss								$ 5,856	$ 1,532	$ 1,051
Income loss from continuing operations								5,805	1,552	1,005
Net cash flows from operations								4,917
Net cash used in continuing operations								4,861
Retained earnings accumulated deficit								18,520	12,664
Proceeds from issuance initial public offering						$ 10,000
Short-term deposits								3,049
Shareholders, share split					1-for-4.77008
Other offering expenses								$ 423	$ 224	$ 567
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, shares issued				1,250,000			1,250,800
Sale of stock, price per share				$ 8.00
Underwriting discounts and commissions			$ 31				$ 10,000
Other offering expenses							$ 8,200
Warrants to purchase				187,500
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, shares issued			3,824
Sale of stock, price per share			$ 8.00
Other offering expenses			$ 28
Warrants to purchase			3,824
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance initial public offering	$ 15,000
Short-term deposits	$ 15,000
Warrants to purchase		$ 6.53
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other offering expenses		$ 13,700
Warrants to purchase		2,695,425
Warrants to purchase		$ 5.565
Agent fees		$ 15,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase		2,695,425